Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Mutual of America Variable Insurance Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2019